Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	37,657	$895,710
Lottery Corp. Ltd. (The)(a)	126,880	395,857
Wesfarmers Ltd.	63,763	1,844,280
		3,135,847
Brazil — 0.1%
Lojas Renner SA	54,579	235,901
Magazine Luiza SA	159,607	71,364
		307,265
Canada — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	3,199	403,603
Dollarama Inc.	15,590	897,709
Gildan Activewear Inc.	10,503	302,312
Magna International Inc.	15,289	839,517
Restaurant Brands International Inc.	17,365	871,083
		3,314,224
Chile — 0.0%
Falabella SA	42,871	100,444
China — 9.2%
Alibaba Group Holding Ltd.(a)	829,400	11,831,708
ANTA Sports Products Ltd.	63,800	785,147
BYD Co. Ltd., Class H	45,000	1,813,926
JD.com Inc., Class A	117,500	3,786,204
Li Ning Co. Ltd.	131,000	1,219,753
Meituan, Class B(a)(b)	229,200	5,719,522
		25,156,260
Denmark — 0.1%
Pandora A/S	5,371	341,233
France — 6.7%
Accor SA(a)	9,141	249,381
Cie Generale des Etablissements Michelin SCA	40,964	1,118,766
EssilorLuxottica SA	16,917	2,564,830
Hermes International	1,959	2,204,712
Kering SA	4,137	2,143,904
LVMH Moet Hennessy Louis Vuitton SE	15,044	9,220,131
Renault SA(a)	11,873	299,745
Sodexo SA	4,591	324,741
Valeo	13,183	256,883
		18,383,093
Germany — 2.8%
adidas AG	10,047	1,784,658
Bayerische Motoren Werke AG	17,943	1,390,952
Continental AG	6,132	430,397
Delivery Hero SE(a)(b)	10,923	412,079
Mercedes-Benz Group AG	46,928	2,725,499
Puma SE	5,850	388,127
Volkswagen AG	1,701	311,087
Zalando SE(a)(b)	10,781	284,000
		7,726,799
Ireland — 0.3%
Flutter Entertainment PLC, Class DI(a)	8,600	871,849
Italy — 0.7%
Ferrari NV	7,198	1,324,703
Moncler SpA	11,851	510,612
		1,835,315
Security	Shares	Value

Japan — 12.5%
Aisin Corp.	10,500	$324,985
Bandai Namco Holdings Inc.	12,500	882,412
Bridgestone Corp.	34,100	1,243,264
Denso Corp.	29,200	1,541,248
Fast Retailing Co. Ltd.	3,700	1,943,525
Honda Motor Co. Ltd.	96,743	2,332,578
Isuzu Motors Ltd.	35,000	387,148
Koito Manufacturing Co. Ltd.	7,000	222,333
Nissan Motor Co. Ltd.	134,200	525,609
Nitori Holdings Co. Ltd.	4,800	456,781
Oriental Land Co. Ltd./Japan	12,900	1,801,509
Pan Pacific International Holdings Corp.	30,500	486,269
Panasonic Holdings Corp.	131,100	1,058,526
Rakuten Group Inc.	52,600	237,836
Sekisui House Ltd.	36,500	640,770
Shimano Inc.	4,700	791,747
Sony Group Corp.	70,900	5,782,374
Subaru Corp.	34,488	610,039
Sumitomo Electric Industries Ltd.	44,300	489,538
Suzuki Motor Corp.	27,600	867,686
Toyota Motor Corp.	724,800	11,183,160
Yamaha Motor Co. Ltd.	17,513	321,587
		34,130,924
Netherlands — 1.8%
Just Eat Takeaway.com NV(a)(b)	8,579	134,805
Prosus NV	48,978	3,171,501
Stellantis NV	125,167	1,553,916
		4,860,222
South Korea — 0.7%
Hyundai Motor Co.	8,051	1,125,107
Kia Corp.	15,045	897,969
		2,023,076
Spain — 0.5%
Industria de Diseno Textil SA	63,097	1,433,909
Sweden — 0.6%
Electrolux AB, Class B	14,497	195,809
Evolution AB(b)	10,162	929,630
H & M Hennes & Mauritz AB, Class B	41,893	502,826
		1,628,265
Switzerland — 1.4%
Cie. Financiere Richemont SA, Class A, Registered	29,355	3,157,515
Swatch Group AG (The), Bearer	1,605	381,249
Swatch Group AG (The), Registered	2,976	132,784
		3,671,548
United Kingdom — 2.2%
Barratt Developments PLC	58,377	326,541
Berkeley Group Holdings PLC	6,267	284,926
Burberry Group PLC	22,588	453,149
Compass Group PLC	100,405	2,061,454
Entain PLC(a)	33,373	507,859
InterContinental Hotels Group PLC	10,464	556,140
Kingfisher PLC	113,412	338,930
Next PLC	7,428	530,658
Persimmon PLC	17,716	403,073
Taylor Wimpey PLC	209,582	298,537
Whitbread PLC	11,124	337,331
		6,098,598

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 56.8%
Advance Auto Parts Inc.	3,436	$594,737
Amazon.com Inc.(a)	245,955	26,122,881
Aptiv PLC(a)	15,236	1,357,071
AutoZone Inc.(a)	1,116	2,398,418
Bath & Body Works Inc.	13,412	361,051
Best Buy Co. Inc.	11,386	742,253
Booking Holdings Inc.(a)	2,284	3,994,693
BorgWarner Inc.	13,308	444,088
Caesars Entertainment Inc.(a)	11,986	459,064
CarMax Inc.(a)	9,028	816,853
Carnival Corp.(a)	46,354	400,962
Chipotle Mexican Grill Inc.(a)	1,572	2,055,013
Darden Restaurants Inc.	7,015	793,537
Dollar General Corp.	12,866	3,157,831
Dollar Tree Inc.(a)	12,659	1,972,905
Domino’s Pizza Inc.	2,027	789,942
DR Horton Inc.	18,015	1,192,413
eBay Inc.	31,484	1,311,938
Etsy Inc.(a)	7,076	518,034
Expedia Group Inc.(a)	8,504	806,434
Ford Motor Co.	222,073	2,471,673
Garmin Ltd.	8,580	842,985
General Motors Co.(a)	81,994	2,604,129
Genuine Parts Co.	7,963	1,059,079
Hasbro Inc.	7,347	601,572
Hilton Worldwide Holdings Inc.	15,652	1,744,259
Home Depot Inc. (The)	45,078	12,363,543
Las Vegas Sands Corp.(a)	19,337	649,530
Lennar Corp., Class A	14,544	1,026,370
LKQ Corp.	14,633	718,334
Lowe’s Companies Inc.	37,179	6,494,056
Marriott International Inc./MD, Class A	15,461	2,102,851
McDonald’s Corp.	41,589	10,267,492
MGM Resorts International	19,887	575,729
Mohawk Industries Inc.(a)	2,894	359,117
Newell Brands Inc.	20,696	394,052
Nike Inc., Class B	71,351	7,292,072
Norwegian Cruise Line Holdings Ltd.(a)	23,953	266,357
NVR Inc.(a)	174	696,720
O’Reilly Automotive Inc.(a)	3,696	2,334,985
Penn National Gaming Inc.(a)	9,085	276,366
Pool Corp.	2,254	791,672
PulteGroup Inc.	13,363	529,576
PVH Corp.	3,797	216,049
Ralph Lauren Corp.	2,635	236,228
Ross Stores Inc.	19,761	1,387,815
Royal Caribbean Cruises Ltd.(a)	12,617	440,460
Starbucks Corp.	64,498	4,927,002
Tapestry Inc.	14,160	432,163
Target Corp.	26,005	3,672,686
Security	Shares	Value

United States (continued)
Tesla Inc.(a)	41,076	$27,661,400
TJX Companies Inc. (The)	66,046	3,688,669
Tractor Supply Co.	6,292	1,219,704
Ulta Beauty, Inc.(a)	2,937	1,132,155
VF Corp.	18,152	801,774
Whirlpool Corp.	3,161	489,544
Wynn Resorts Ltd.(a)	5,846	333,105
Yum! Brands Inc.	16,037	1,820,360
		155,211,751
Total Common Stocks — 98.8%
(Cost: $351,345,956)	.	270,230,622

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,279	233,876
Porsche Automobil Holding SE, Preference Shares, NVS	8,611	572,726
Volkswagen AG, Preference Shares, NVS	10,321	1,389,616
		2,196,218
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,312	88,081
Series 2, Preference Shares, NVS	2,140	144,616
		232,697
Total Preferred Stocks — 0.9%
(Cost: $3,624,723)		2,428,915
Total Long-Term Investments — 99.7%
(Cost: $354,970,679)		272,659,537

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	280,000	280,000
Total Short-Term Securities — 0.1%
(Cost: $280,000)		280,000
Total Investments in Securities — 99.8%
(Cost: $355,250,679)		272,939,537
Other Assets Less Liabilities — 0.2%		449,649
Net Assets — 100.0%		$273,389,186

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,228,868	$—	$(2,224,056	)(b)	$(4,812)	$—	$—	—	$6,554	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	—	(90,000	)(b)	—	—	280,000	280,000	730		—
					$(4,812)	$—	$280,000		$7,284		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	09/08/22	$138	$(6,903)
E-Mini Consumer Discretionary Index	2	09/16/22	278	(8,145)
Euro STOXX 50 Index	7	09/16/22	253	(3,953)
				$(19,001)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$159,329,541	$110,901,081	$—	$270,230,622
Preferred Stocks	—	2,428,915	—	2,428,915
Money Market Funds	280,000	—	—	280,000
	$159,609,541	$113,329,996	$—	$272,939,537
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,145)	$(10,856)	$—	$(19,001)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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